February 27, 2026

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re: Transamerica Corporate Separate Account Sixteen (File No. 811-21440)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen (the "Separate Account") of Transamerica Life Insurance Company (the “Company”), incorporated by reference are Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").  The Company understands that the Funds have filed their Annual Reports with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).
DFA Investment Dimensions Group, Inc. – Dimensional VA Global Bond Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA International Small Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA International Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA Short-Term Fixed Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA U.S. Large Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA U.S. Targeted Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VIT Inflation-Protected Securities Portfolio – Institutional Class (File No. 811-03258).
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A) (File No. 811-07507).
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Government Money Market Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Main Street Mid Cap Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).
Janus Aspen Series – Janus Henderson Balanced Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Enterprise Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Forty Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Global Research Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio (Institutional Shares (File No. 811-07736).
Janus Aspen Series – Janus Henderson Overseas Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Research Portfolio (Institutional Shares) (File No. 811-07736).
MFS® Variable Insurance Trust - MFS® Total Return Bond Series – Initial Class (File No. 811-8326).
MFS® Variable Insurance Trust II - MFS® International Growth Portfolio – Initial Class (File No. 811-03732).
MFS® Variable Insurance Trust II - MFS® International Intrinsic Value Portfolio – Initial Class (File No. 811-03732).
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO International Bond Portfolio (U.S. Dollar Hedged) (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class) (File No. 811-08399).
Royce Capital Fund – Royce Micro-Cap Portfolio (Investment Class) (File No. 811-07537).
Royce Capital Fund – Royce Small-Cap Portfolio (Investment Class) (File No. 811-07537).
T. Rowe Price Equity Series, Inc. – T. Rowe Price All-Cap Opportunities (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).
Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No. 811-09395).
VanEck VIP Trust – VanEck VIP Global Resources Fund (Initial Class) (File No. 811-05083).
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Conservative Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Global Bond Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Moderate Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Real Estate Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total International Stock Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Annual Reports are for the period ending December 31, 2025 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/ Brian G. Stallworth

Brian G. Stallworth, Esq.
Transamerica Life Insurance Company